TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

Amounts in US$ ‘000	2021	2020
Trade receivables	18,076	23,514
Prepaid expenses	2,392	4,017
Value added tax	2,486	1,625
Other receivables	2,363	2,305
Taxes and social securities	4,666	4,440
Balance at December 31	29,983	35,901